UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [  X ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  February 19, 2003

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $720,260

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100    23919 107502.0000SH     SOLE               26175.0000        81327.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE               10300.0000         7600.0000
ALTRIA GROUP INC               COM              718154107     1986 36503.0000SH      SOLE               25003.0000        11500.0000
ARCH WIRELESS INC CL A         COM              039392709     1475 74470.0000SH      SOLE               74470.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   176756 2098.0000SH       SOLE                 255.0000         1843.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    98365 34943.0000SH      SOLE                7777.0000        27166.0000
CAPITAL SOUTHWEST CORP COM     COM              140501107      808 13031.0000SH      SOLE               13031.0000
CITIBANK WEST FSB-SCLP         COM              17306J202       10 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      340 7005.0000SH       SOLE                   5.0000         7000.0000
COCA COLA CO                   COM              191216100     2032 40030.0000SH      SOLE                  77.0000        39953.0000
DAILY JOURNAL CORP COM         COM              233912104      565 18225.0000SH      SOLE               18225.0000
DUKE ENERGY CORP COM           COM              264399106     2123 103800.0000SH     SOLE               75000.0000        28800.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     7714 184200.0000SH     SOLE               65500.0000        118700.000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      886 409975.0000SH     SOLE               40600.0000        369375.000
GENIUS PRODUCTS INC COM NEW    COM              460955107       25 10000.0000SH      SOLE                                 10000.0000
GLADSTONE CAPITAL CORP COM     COM              376535100    15007 671454.0000SH     SOLE              233927.0000        437527.000
GLADSTONE COML CORP COM        COM              376536108     6404 400000.0000SH     SOLE              400000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      426 4126.0000SH       SOLE                 133.0000         3993.0000
GYRODYNE CO AMER INC COM       COM              403820103      331 12026.0000SH      SOLE                 770.0000        11256.0000
HOMEFED CORP                   COM              43739D307     9318 321325.2000SH     SOLE              241295.0000        80030.2000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2486 31537.0000SH      SOLE                 133.0000        31404.0000
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      515 16064.0000SH      SOLE                   8.0000        16056.0000
LEUCADIA NATL                  COM              527288104   181851 3944701.0000SH    SOLE             1646315.0000        2298386.00
MARKEL CORP                    COM              570535104    57074 225134.0000SH     SOLE               16545.0000        208589.000
MCI INC WHEN ISSUED            COM              552691107      353 15000.0000SH      SOLE               15000.0000
MERCURY GENL CORP NEW          COM              589400100    50434 1083442.0000SH    SOLE               90052.0000        993390.000
MERITOR SVGS BK PA COM         COM              590007100      135 43645.0000SH      SOLE                5000.0000        38645.0000
METROCALL HLDGS INC COM        COM              59164X105      547 7500.0000SH       SOLE                7500.0000
MICRON TECHNOLOGY INC          COM              595112103      269 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      498 8610.0000SH       SOLE                  10.0000         8600.0000
OXFORD HEALTH PLANS COM        COM              691471106     2762 63502.0000SH      SOLE               60002.0000         3500.0000
PFIZER INC COM                 COM              717081103      292 8251.0000SH       SOLE                   1.0000         8250.0000
PLAINS ALL AM PIPELINE UNIT LP COM              726503105      227 7000.0000SH       SOLE                                  7000.0000
RLI CORP                       COM              749607107      215 5752.0000SH       SOLE                   2.0000         5750.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    21193 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      250 37500.0000SH      SOLE                                 37500.0000
TECHNE CORP                    COM              878377100      227 6000.0000SH       SOLE                                  6000.0000
WELLS FARGO & CO               COM              949746101     6985 118610.0000SH     SOLE                  50.0000        118560.000
WELLSFORD REAL PPTYS COM       COM              950240101      220 11820.0000SH      SOLE                 275.0000        11545.0000
WESCO FINL CORP COM            COM              950817106      599 1702.0000SH       SOLE                   2.0000         1700.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    41901 91100.0000SH      SOLE               83500.0000         7600.0000
WILLIAMS COS INC DEL COM       COM              969457100     1151 117200.0000SH     SOLE              117200.0000
HOUSEHOLD CAP TR               PFD              44180s207      796    28800 SH       SOLE                                      28800
CITIGROUP INC LITIGATION WT EX WT               172967127      790   745400 SH       SOLE                   743400              2000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000
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